Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000063038 | Kering S.A.9260795
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063038 | Renesas Electronics Corp.9260830
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063038 | Alstom S.A.9260944
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063038 | Carrier Global Corp.9260873
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063038 | SAP SE9260939
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063038 | Infineon Technologies AG9260935
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063038 | AstraZeneca PLC9260799
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063038 | Merck & Co. Inc.9260902
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063038 | Alphabet Inc.9260849
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063038 | Alaska Air Group Inc.9260847
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063038 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063038 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063038 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063038 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063038 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063038 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063038 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063038 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000063038 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063038 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000063038 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000063038 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000096979 | Kering S.A.9260795
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096979 | Renesas Electronics Corp.9260830
Holdings [Line Items]
Percent of Total Investments	3.60%
C000096979 | Alstom S.A.9260944
Holdings [Line Items]
Percent of Total Investments	3.60%
C000096979 | Carrier Global Corp.9260873
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096979 | SAP SE9260939
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096979 | Infineon Technologies AG9260935
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096979 | AstraZeneca PLC9260799
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096979 | Merck & Co. Inc.9260902
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096979 | Alphabet Inc.9260849
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096979 | Alaska Air Group Inc.9260847
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096979 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096979 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096979 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096979 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096979 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096979 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096979 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000096979 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096979 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000096979 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000096979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000096979 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%